Investment Risks	Jun. 29, 2026
Roundhill Generative AI & Technology ETF | IPO Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

2. The following risk is added after “Foreign Securities Risk” under the heading “Principal Investment Risks”

IPO Risk. The Fund may invest in securities offered in an IPO or in companies that have recently completed an IPO. The market value of IPO shares can have significant volatility due to factors such as the absence of a prior public market, unseasoned trading, a small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs, and the Fund may lose money on an investment in such securities.